Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) - Watson Limited £ in Millions, $ in Millions	Nov. 16, 2017 GBP (£)	Nov. 16, 2017 USD ($)	Jul. 04, 2013 GBP (£)	Jul. 04, 2013 USD ($)
Contingent liability for guarantees | Standard Chartered Bank (SCB) | Diageo Holdings Netherlands BV
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facility			£ 92	$ 135
Facility payment under guarantee agreement			£ 96	$ 141
Damages sought	£ 96	$ 141
25 February agreement
Disclosure of contingent liabilities [line items]
Damages sought	£ 105	$ 142
Percentage of damages claimed	50.00%	50.00%